Income Taxes Expense (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Expense Benefit [Line Items]
Income tax expense	$ (1,678)	$ 4,052	$ 2,777	$ 523	$ 102
United States
Income Tax Expense Benefit [Line Items]
Income tax expense			2,694	497	89
International
Income Tax Expense Benefit [Line Items]
Income tax expense			$ 83	$ 26	$ 13